Description of Business	12 Months Ended
Dec. 31, 2025
Description of Business [Abstract]
Description of business

1. Description of business:

Xanadu Quantum Technologies Limited (“Xanadu”, or the “Company”) was incorporated under the Business Corporations Act (Ontario) on October 2, 2025. The corporate office address is located at 777 Bay Street, Suite 2400, Toronto, Ontario.

The Company was formed to facilitate the business combination (the “Business Combination”) between Xanadu Quantum Technologies Inc. (“Old Xanadu”) and Crane Harbor Acquisition Corp. (“SPAC”), a publicly traded special purpose acquisition company pursuant to the Business Combination Agreement (the “Business Combination Agreement”) dated November 3, 2025 between Xanadu, Old Xanadu and SPAC. The Company had not commenced operations until the closing of the Business Combination described in Note 10 below. The Company issued one common share for $1.00 upon incorporation.

Business Combination with Xanadu and SPAC

On November 3, 2025, the Company entered into the Business Combination Agreement with Old Xanadu and SPAC. Upon the closing of the Business Combination, the Company became the holding company of Old Xanadu and SPAC and as of March 27, 2026 its subordinate voting shares (the “Class B Subordinate Voting Shares”) are listed on the Nasdaq Stock Market (“Nasdaq”) and the Toronto Stock Exchange (the “TSX”).

On November 3, 2025, the Company and certain investors (the “PIPE Investors”) entered into subscription agreements (which have subsequently been completed) whereby the PIPE Investors agreed to subscribe for and purchase 27,500,000 Class B Subordinate Voting Shares of the Company for a purchase price of $10.00 per share for aggregate gross proceeds of $275,000 (the “PIPE Financing”).

Liquidity and Capital Management

The accompanying financial statements have been prepared on a basis that assumes the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company was reliant on Old Xanadu to fund its working capital needs through the closing of the Business Combination described in Note 10 below. Old Xanadu and the Company incurred additional operating losses subsequent to the period end and through completion of the Business Combination. Upon the closing of the Business Combination and the concurrent PIPE Financing, the Company received gross proceeds of $302,000, which the Company believes are sufficient to fund operations for the foreseeable future from the date of issuance of these financial statements.

Closing of the Business Combination and the PIPE Financing occurred on March 26, 2026 (the “Closing Date”) (Note 10).